ACQUISITIONS (Details 3)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Mar. 16, 2021 USD ($)	Nov. 30, 2020 CAD ($)	Oct. 02, 2020 USD ($)
Statement [Line Items]
Amounts Receivable		$ 3,911,638		$ 381,749
Accounts Payable And Accrued Liabilities					$ (342,520)
Loan Payable	$ 152,305			$ 0
Reciprocity
Statement [Line Items]
Cash			$ 516,236
Amounts Receivable			263,363
Prepaid			9,993
Equipment			11,862
Accounts Payable And Accrued Liabilities			(985,290)
Loan Payable			(996,400)
Acquisition Total			(1,180,236)
Excess Of Purchase Price Over Fair Value Of Assets Acquired (expensed)			8,940,922
Preliminary Accounting Estimate Of Net Assets Acquired			$ 7,760,686